CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit [Member]	Total Greenwood Hall, Inc Stockholders' Equity (Deficit)	Noncontrolling Interest	Total
Balance at Dec. 31, 2011	$ 25,052	$ (20,552)	$ (3,471,399)	$ (3,466,899)		$ (3,466,899)
Balance (In Shares) at Dec. 31, 2011	25,051,591
Net income (loss)			618,883	618,883		618,883
Balance at Dec. 31, 2012	25,052	(20,552)	(2,852,516)	(2,848,016)		(2,848,016)
Balance (In Shares) at Dec. 31, 2012	25,051,591
Net income (loss)				(2,921,250)	(2,921,250)	(2,921,250)
Balance at Dec. 31, 2013	25,052	(20,552)	(5,773,766)	(5,769,266)		(5,769,266)
Balance (In Shares) at Dec. 31, 2013	25,051,591
Recapitalization of Greenwood Hall, Inc.,Amount	10,250	(44,834)		(34,584)		(34,584)
Recapitalization of Greenwood Hall, Inc.,Shares	10,250,000
Issuance of units (1 share and 1 warrant) for cash, net of fees,Amount	1,650	1,643,961		1,645,611		1,645,611
Issuance of units (1 share and 1 warrant) for cash, net of fees,Shares	1,650,000
Conversion of debt into units (1 share and 1 warrant) ,Amount	1,386	1,385,064		1,386,450		1,386,450
Conversion of debt into units (1 share and 1 warrant),Shares	1,386,450
Issuance of stock with debt,Amount	198	186,072		186,270		186,270
Issuance of stock with debt,Shares	198,409
Issuance of warrants with debt,Amount		78,281		78,281		78,281
Reclassification of warrants to liabilities,Amount		(78,281)		(78,281)		(78,281)
Net income (loss)			(3,526,551)	(3,526,551)		(3,526,551)
Balance at Aug. 31, 2014	$ 38,536	$ 3,149,711	$ (9,300,317)	$ (6,112,070)		$ (6,112,070)
Balance (In Shares) at Aug. 31, 2014	38,536,450